UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

Strategic Income Fund

Semiannual Report

11.30.09

A look at performance

For the period ended November 30, 2009

	Average annual returns (%)			Cumulative total returns (%)				SEC 30-	SEC 30-
	with maximum sales charge (POP)			with maximum sales charge (POP)				day yield	day yield
								(%) as of	(%) as of
								11-30-09	11-30-09
				Six				(subsi-	(unsubsi-
Class	1-year	5-year	10-year	months	1-year	5-year	10-year	dized)	dized)[1]

A	23.38	4.22	5.90	10.14	23.38	22.94	77.42	7.15	7.15

B	23.25	4.17	5.80	9.84	23.25	22.66	75.75	6.77	6.77

C	27.25	4.45	5.65	13.85	27.25	24.34	73.22	6.78	6.78

I2,3	29.41	5.55	6.74	15.69	29.41	31.00	92.04	7.86	7.86

R1[2,3]	28.69	4.81	5.96	15.04	28.69	26.48	78.37	6.98	6.98

R3[2,3]	28.50	4.78	6.01	15.09	28.50	26.29	79.28	7.13	4.90

R4[2,3]	28.87	5.09	6.33	15.26	28.87	28.18	84.70	7.44	5.12

R5[2,3]	29.46	5.44	6.66	15.62	29.46	30.32	90.59	7.74	6.99

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 0.90%, Class B — 1.60%, Class C — 1.60%, Class I — 0.54% and Class R1 — 1.30%. Class R3 — 1.20%, Class R4 — 0.90% and Class R5 — 0.60%. In addition, the adviser has contractually agreed through June 30, 2010 to the extent necessary to limit the total expenses of each class as follows: 1.25% for Class R3, 0.95% for Class R4, and 0.65% for Class R5 excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage and interest expenses.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

3 August 18, 1986 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are September 4, 2001 and August 5, 2003, respectively. The inception date for Class R3, Class R4 and Class R5 shares is May 22, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

6	Strategic Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-99	$17,575	$17,575	$18,678

C2	11-30-99	17,322	17,322	18,678

I3,4	11-30-99	19,204	19,204	18,678

R1[3,4]	11-30-99	17,837	17,837	18,678

R3[3,4]	11-30-99	17,928	17,928	18,678

R4[3,4]	11-30-99	18,470	18,470	18,678

R5[3,4]	11-30-99	19,059	19,059	18,678

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of November 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

4 August 18, 1986 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are September 4, 2001 and August 5, 2003, respectively. The inception date for Class R3, Class R4 and Class R5 shares is May 22, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Semiannual report | Strategic Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2009 with the same investment held until November 30, 2009.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,152.40	$4.91

Class B	1,000.00	1,148.40	8.67

Class C	1,000.00	1,148.50	8.67

Class I	1,000.00	1,156.90	2.87

Class R1	1,000.00	1,150.40	6.90

Class R3	1,000.00	1,150.90	6.74

Class R4	1,000.00	1,152.60	5.13

Class R5	1,000.00	1,156.20	3.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2009, with the same investment held until November 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-09	on 11-30-09	period ended 11-30-09[1]

Class A	$1,000.00	$1,020.50	$4.61

Class B	1,000.00	1,017.00	8.14

Class C	1,000.00	1,017.00	8.14

Class I	1,000.00	1,022.40	2.69

Class R1	1,000.00	1,018.70	6.48

Class R3	1,000.00	1,018.80	6.33

Class R4	1,000.00	1,020.30	4.81

Class R5	1,000.00	1,021.80	3.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.91%, 1.61%, 1.60%, 0.52%, 1.28%, 1.25%, 0.95% and 0.64% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	50%

Foreign Government Bonds	22%

Collateralized Mortgage Obligations	12%

U.S. Government & Agency Securities	6%

Term Loans	3%

Common Stocks	2%

Municipal Bonds	1%

Short-Term Investments & Other	4%

Sector Composition[1,2]

Foreign Government	22%	Industrials	6%

Consumer Discretionary	19%	Mortgage Bonds	6%

Financials	15%	Energy	3%

U.S. Government Agency	12%	Consumer Staples	2%

Materials	6%	Health Care	2%

Telecommunication Services	6%	Other	1%

Country Diversification[1]

United States	65%	France	3%

Canada	8%	Norway	2%

Germany	6%	Spain	1%

Australia	4%	Mexico	1%

Brazil	4%	Short-Term Investments & Other	6%

Quality Distribution[1]

AAA	35%	BB	12%

AA	6%	B	17%

A	5%	CCC	10%

BBB	10%	Short-Term Investments & Other	5%

1 As a percentage of net assets on November 30, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Strategic Income Fund | Semiannual report

Fund’s investments

As of 11-30-09 (unaudited)

		Maturity
	Rate	date	Par value	Value

U.S. Government & Agency Obligations 5.62%				$87,643,071

(Cost $151,183,503)

U.S. Government 2.92%				45,549,045
U.S. Treasury Bonds,
Bond	9.250%	02-15-16	$3,600,000	5,022,281
Bond	8.125	08-15-19	5,225,000	7,348,064

U.S. Treasury Notes,
Note	4.875	08-15-16	6,795,000	7,767,534
Note	4.750	05-15-14	6,000,000	6,777,186
Note	4.250	08-15-15	6,215,000	6,875,344
Note	2.625	06-30-14	11,355,000	11,758,636

U.S. Government Agency 2.70%				42,094,026
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	04-01-39	12,134,818	12,458,572

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	5.000	12-01-22	10,437,467	11,112,233
15 Yr Pass Thru Ctf	4.000	06-01-24	18,004,194	18,523,221

Corporate Bonds 50.18%				$782,945,757

(Cost $770,375,453)

Consumer Discretionary 14.92%				232,796,801

Auto Components 1.64%

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11-01-15	5,459,000	5,595,462
Gtd Sr Note (S)	11.000	11-01-15	7,951,000	8,229,285

Exide Technologies,
Sr Sec Note Series B	10.500	03-15-13	5,610,000	5,581,950

Goodyear Tire & Rubber Co.,
Sr Note	10.500	05-15-16	875,000	940,625
Sr Sec Note	8.625	12-01-11	1,445,000	1,479,319

Lear Corp.,
Gtd Sr Note Series B (H)	8.750	12-01-16	2,645,000	—

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	3,865,000	3,787,700

Automobiles 0.26%

TRW Automotive, Inc.,
Sr Note (S)	8.875	12-01-17	1,090,000	1,091,363

Volkswagen Financial Services AG,
Sr Note Series EMTN (EUR) (D)	5.375	01-25-12	1,840,000	2,925,998

See notes to financial statements

Semiannual report | Strategic Income Fund	11

		Maturity
	Rate	date	Par value	Value
Hotels, Restaurants & Leisure 4.44%

Chukchansi Economic Development Authority,
Sr Note (S)	8.000%	11-15-13	$4,010,000	$2,837,075

Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06-15-15	3,455,000	34,550
Sr Note (H)	12.500	06-01-22	3,951,700	52,126

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02-15-15	4,330,000	4,194,688

Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12-01-13	9,070,000	1,893,363

HRP Myrtle Beach Operations LLC,
Sr Sec Note (H)(S)	Zero	04-01-12	4,915,000	—

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	10,070,000	9,163,700

Landry’s Restaurants, Inc.,
Gtd Sec Sr Note (S)	11.625	12-01-15	2,520,000	2,564,100

Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02-15-14	5,000,000	1,250,000

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	3,030,000	1,977,075

Marquee Holdings, Inc.,
Sr Note Series B	12.000	08-15-14	3,595,000	2,947,900

Mashantucket Western Pequot Tribe,
Bond Series A (S)	8.500	11-15-15	4,910,000	1,178,400

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	6,245,000	4,933,550
Sr Sec Note	11.500	11-01-17	780,000	764,400
Sr Sub Note	7.125	08-15-14	5,540,000	3,490,200

MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07-15-14	6,735,000	6,246,713
Gtd Sr Sub Note Series B	9.000	06-01-12	4,850,000	3,734,500

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	3,714,000	3,871,845

Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02-01-15	2,865,000	1,489,800

Turning Stone Resort Casino Enterprises,
Sr Note (S)	9.125	12-15-10	1,275,000	1,265,438
Sr Note (S)	9.125	09-15-14	9,620,000	9,355,450

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	6,173,000	3,518,610

Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07-15-16	2,455,000	2,553,200

Household Durables 0.06%

Standard Pacific Corp.,
Gtd Note	6.250	04-01-14	1,015,000	895,738

Leisure Equipment & Products 0.10%

Toys R Us Property Co. LLC,
Sr Sec Note (S)	8.500	12-01-17	1,575,000	1,575,000

Media 7.71%

AMC Entertainment, Inc.,
Sr Note	8.750	06-01-19	2,135,000	2,172,363
Sr Sub Note	8.000	03-01-14	7,640,000	7,200,700

Cablevision Systems Corp.,
Sr Note (S)	8.625	09-15-17	4,905,000	5,027,625

See notes to financial statements

12	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Media (continued)

Canadian Satellite Radio Holdings, Inc.,
Sr Note	1.000%	02-14-16	$318,359	$107,253

Charter Communications Holdings I LLC,
Gtd Sr Note (H)	11.000	10-01-15	1,040,000	209,300
Sr Sec Note (H)	11.000	10-01-15	15,290,000	3,153,563

Charter Communications Holdings II LLC,
Gtd Sr Note (H)	10.250	09-15-10	495,000	613,800
Gtd Sr Note (H)	10.250	09-15-10	5,255,000	6,542,475
Gtd Sr Note (H)(S)	10.250	10-01-13	11,757,000	13,638,120

Charter Communications Holdings LLC,
Sr Note	8.750	11-15-13	3,030,000	3,336,788

Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06-15-19	1,435,000	1,478,050

Clear Channel Communications, Inc.,
Gtd Sr Note	11.000	08-01-16	4,075,000	2,078,250
Gtd Sr Note	10.750	08-01-16	7,595,000	4,841,813

Comcast Corp.,
Gtd Note	4.950	06-15-16	1,800,000	1,879,441

CSC Holdings, Inc.,
Sr Note (S)	8.500	06-15-15	3,680,000	3,868,600

DirecTV Holdings LLC,
Gtd Sr Note (S)	5.875	10-01-19	2,350,000	2,432,067

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	5,300,000	318,000

R.H. Donnelley Corp.,
Sr Note Series A–3 (H)	8.875	01-15-16	5,000,000	450,000

Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07-15-19	830,000	850,750

Shaw Communications, Inc.,
Sr Note (CAD) (D)	6.500	06-02-14	3,055,000	3,221,876
Sr Note (CAD) (D)	6.100	11-16-12	9,000,000	9,230,841
Sr Note (CAD) (D)	5.700	03-02-17	2,325,000	2,353,374

Time Warner Cable, Inc.,
Gtd Note	8.750	02-14-19	$1,380,000	1,715,910
Gtd Note	8.250	04-01-19	2,175,000	2,647,364
Gtd Sr Note	6.750	07-01-18	3,770,000	4,208,455

XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08-01-13	15,390,000	15,967,125
Sr Note	9.625	08-01-13	14,140,000	13,645,100
Sr Sec Note	11.250	06-15-13	6,660,000	7,026,300

Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03-01-11	4,960,000	49,600

Multiline Retail 0.47%

Michaels Stores, Inc.,
Gtd Sr Note	10.000	11-01-14	1,115,000	1,137,300
Gtd Sr Sub Bond	11.375	11-01-16	6,265,000	6,233,675

Personal Products 0.08%

Revlon Consumer Products Corp.,
Gtd Sec Sr Note (S)	9.750	11-15-15	1,280,000	1,299,200

Textiles, Apparel & Luxury Goods 0.16%

Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04-15-14	2,360,000	2,442,600

See notes to financial statements

Semiannual report | Strategic Income Fund	13

		Maturity
	Rate	date	Par value	Value
Consumer Staples 1.95%				$30,440,025

Food Products 1.34%

Cosan SA Industria e Comercio,
Perpetual Bond (S)	8.250%	02-28-49	$5,750,000	5,020,787

Dole Food Company, Inc.,
Gtd Note	8.875	03-15-11	201,000	201,251

Viterra, Inc.,
Sr Note (CAD) (D)	8.500	07-07-14	9,700,000	9,870,949
Sr Note (CAD) (D)	8.000	04-08-13	5,800,000	5,857,538

Household Products 0.52%

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	$6,155,000	6,001,125
Gtd Sr Sub Note Ser B	9.750	02-15-17	2,180,000	2,081,900

Personal Products 0.09%

JohnsonDiversey, Inc.,
Sr Note (S)	8.250	11-15-19	1,410,000	1,406,475

Energy 2.41%				37,629,025

Energy Equipment & Services 0.87%

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	11,355,000	10,702,088

NGPL Pipeco LLC,
Sr Note (S)	7.119	12-15-17	2,510,000	2,831,561

Oil, Gas & Consumable Fuels 1.54%

MarkWest Energy Partners LP,
Gtd Sr Note Series B	8.500	07-15-16	7,135,000	7,188,513
Sr Note	8.750	04-15-18	1,395,000	1,405,463

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	6,180,000	6,241,800

Regency Energy Partners LP,
Sr Note (S)	9.375	06-01-16	7,000,000	7,402,500

Targa Resources Partners LP,
Gtd Note	8.250	07-01-16	1,895,000	1,857,100

Financials 12.73%				198,690,965

Capital Markets 1.84%

Catalent Pharma Solutions, Inc.,
Gtd Sr Note	9.500	04-15-15	1,080,000	955,800

Kreditanstalt fuer Wiederaufbau, EMTN,
Gtd Sr Note (IDR) (D)	7.000	10-22-12	146,400,000,000	15,167,040

Macquarie Group, Ltd.,
Sr Note (S)	7.300	08-01-14	$1,735,000	1,896,221

Morgan Stanley,
Sr Note (S) (BRL) (D)	10.090	05-03-17	6,295,000	3,245,215

Swedish Exportkredit AB,
Sr Note Series GMTN	7.625	06-30-14	$9,700,000	7,424,529

Commercial Banks 0.43%

Allfirst Preferred Capital Trust,
Gtd Jr Sub Note (P)	1.784	07-15-29	2,410,000	1,552,908

First Tennessee Bank N.A.,
Sub Note Series BKNT	5.050	01-15-15	1,624,000	1,443,629

Santander Issuances S.A.,
Sub Note (6.5% to 11-11-14 then
variable) (S)	6.500	08-11-19	3,400,000	3,732,493

See notes to financial statements

14	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Consumer Finance 1.23%

Discover Financial Services,
Sr Note	10.250%	07-15-19	$3,100,000	$3,640,981

Ford Motor Credit Company LLC,
Sr Note	8.700	10-01-14	3,310,000	3,400,681
Sr Note	7.500	08-01-12	5,000,000	4,955,005

SLM Corp.,
Sr Note Series MTN	8.450	06-15-18	8,000,000	7,226,376

Diversified Financial Services 7.79%

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	12,265,000	9,934,650

Council of Europe Development Bank,
Note (AUD) (D)	5.250	05-27-13	10,550,000	9,559,559

European Investment Bank,
Bond (AUD) (D)	5.375	05-20-14	11,836,000	10,667,145

GE Capital Australia Funding Property Ltd.,
Gtd Sr Note Series MTN (AUD) (D)	6.500	11-15-11	7,900,000	7,224,722

General Electric Capital Corp,
Sr Note Series A MTN (NZD) (D)	7.625	12-10-14	17,295,000	12,867,816

General Electric Capital Corp.,
Sr Note (NZD) (D)	6.625	02-04-10	19,500,000	14,024,742

Inter-American Development Bank,
Sr Note Series INTL (NZD) (D)	7.250	05-24-12	20,555,000	15,690,590
Sr Note Series MPLE (CAD) (D)	4.250	12-02-12	4,770,000	4,824,552
Sr Note Series MTN (AUD) (D)	5.375	05-27-14	13,790,000	12,426,449

International Bank for Reconstruction
& Development (NZD) (D)	5.375	12-15-14	5,320,000	3,800,610

International Finance Corp.,
Sr Note (AUD) (D)	7.500	02-28-13	9,510,000	9,257,143

Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10-18-17	$2,785,000	2,826,775

Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02-08-14	1,765,000	1,482,600

TAM Capital, Inc.,
Gtd Sr Note	7.375	04-25-17	3,135,000	2,758,800

Volvo Treasury AB,
Note (S)	5.950	04-01-15	2,590,000	2,709,049

Voto-Votorantim Overseas Trading
Operations NV,
Gtd Sr Note (S)	6.625	09-25-19	1,545,000	1,521,825

Insurance 0.56%

Liberty Mutual Group, Inc.,
Note (10.75% to 6-15-38 then variable) (S)	10.750	06-15-58	4,910,000	5,130,950

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then
variable) (S)	8.300	10-15-37	2,585,000	2,145,550

Willis North America, Inc.,
Gtd Sr Note	7.000	09-29-19	1,425,000	1,454,281

Real Estate Investment Trusts (REIT’s) 0.04%

Omega Healthcare Investors, Inc.,
Gtd Sr Note	7.000	04-01-14	600,000	582,000

See notes to financial statements

Semiannual report | Strategic Income Fund	15

		Maturity
	Rate	date	Par value	Value
Real Estate Management & Development 0.84%

Realogy Corp.,
Gtd Sr Note	10.500%	04-15-14	$6,950,000	$5,594,750
Gtd Sr Note PIK	11.000	04-15-14	9,954,643	7,565,529

Health Care 1.43%				22,293,960

Health Care Equipment & Supplies 0.68%

HCA, Inc.,
Sr Sec Note (S)	8.500	04-15-19	10,000,000	10,550,000

Health Care Providers & Services 0.75%

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	6,275,000	6,400,500

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	5,041,000	5,343,460

Industrials 4.59%				71,538,271

Airlines 1.66%

Delta Air Lines, Inc.,
Collateralized Bond	6.821	08-10-22	4,074,763	3,820,091
Sr Sec Note (S)	12.250	03-15-15	2,810,000	2,599,250
Sr Sec Note (S)	9.500	09-15-14	3,315,000	3,364,725

Global Aviation Holdings, Ltd.,
Gtd Sr Note (S)	14.000	08-15-13	8,740,000	8,652,600

United Air Lines, Inc.,
Gtd Note	9.750	01-15-17	4,980,000	5,054,700
Sr Sec Gtd Note	10.400	11-01-16	2,405,000	2,477,150

Automobiles 0.88%

DaimlerChrysler N.A. Holding Corp.,
Gtd Sr Note Series E MTN (EUR) (D)	4.375	03-21-13	8,755,000	13,652,901

Commercial Paper 0.17%

Graham Packaging Co. LP,
Sr Notes (S)	8.250	01-01-17	$2,730,000	2,668,575

Commercial Services & Supplies 0.32%

ARAMARK Services, Inc.,
Gtd Note	8.500	02-01-15	5,000,000	5,012,500

Electrical Equipment 0.09%

Baldor Electric Co.,
Gtd Note	8.625	02-15-17	1,330,000	1,356,600

Industrial Conglomerates 0.41%

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	3,380,000	3,211,000

Hutchison Whampoa International, Ltd.,
Gtd Note (S)	4.625	09-11-15	2,550,000	2,598,863

Smiths Group PLC,
Gtd Sr Note (S)	7.200	05-15-19	520,000	586,455

Machinery 0.73%

Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.000	08-15-13	2,905,000	3,193,496

Mueller Water Products, Inc.,
Gtd Sr Sub Note	7.375	06-01-17	9,100,000	8,190,000

See notes to financial statements

16	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Marine 0.13%

Navios Maritime Holdings, Inc.,
Sr Note	9.500%	12-15-14	$2,000,000	$1,967,500

Road & Rail 0.20%

RailAmerica, Inc.,
Gtd Sr Sec Note (S)	9.250	07-01-17	2,997,000	3,131,865

Information Technology 0.26%				4,082,813

Software 0.26%

Vangent, Inc.,
Gtd Sr Sub Note	9.625	02-15-15	4,355,000	4,082,813

Materials 5.43%				84,747,011

Chemicals 1.25%

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	4,340,000	4,047,050

Berry Plastics Corp.,
Gtd Sec Note	8.875	09-15-14	2,660,000	2,427,250

Berry Plastics Escrow LLC,
Sr Sec Note (S)	8.250	11-15-15	5,255,000	5,163,038

Braskem S.A.,
Note (S)	11.750	01-22-14	2,800,000	3,402,000

Lumena Resources Corp.,
Sr Note (S)	12.000	10-27-14	4,770,000	4,442,478

Containers & Packaging 1.51%

Ball Corp.,
Gtd Sr Note	6.625	03-15-18	515,000	504,700

Graham Packaging Company LP,
Gtd Sr Sub Note	9.875	10-15-14	1,035,000	1,050,525

Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06-15-17	4,290,000	4,525,950
Gtd Sr Sub Note	9.500	08-15-13	8,060,000	8,261,500

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	3,200,000	3,264,000

Sealed Air Corp.,
Sr Note (S)	7.875	06-15-17	3,025,000	3,223,579

Smurfit-Stone Container Enterprises, Inc.,
Sr Note (H)	8.375	07-01-12	3,015,000	2,374,313

Smurfit-Stone Container, Inc.,
Sr Note (H)	8.000	03-15-17	455,000	358,313

Metals & Mining 1.77%

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	11,910,000	11,776,013

CSN Islands XI Corp,
Gtd Sr Note (S)	6.875	09-21-19	1,560,000	1,552,200

Gerdau Holdings, Inc.,
Gtd Sr Note (S)	7.000	01-20-20	2,525,000	2,504,800

OI European Group BV,
Gtd Sr Note (EUR) (D) (S)	6.875	03-31-17	1,715,000	2,446,402

Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	9.000	05-01-19	$2,500,000	3,186,658
Gtd Sr Note	7.125	07-15-28	3,985,000	4,517,117

Teck Resources, Ltd.,
Sr Sec Note (S)	10.750	05-15-19	1,385,000	1,616,988

See notes to financial statements

Semiannual report | Strategic Income Fund	17

		Maturity
	Rate	date	Par value	Value
Paper & Forest Products 0.90%

Abitibi-Consolidated Co. of Canada,
Gtd Sr Sec Note (H)(S)	13.750%	04-01-11	$5,155,000	$5,825,150

International Paper Co.,
Sr Note	7.950	06-15-18	2,990,000	3,461,436

NewPage Corp.,
Gtd Sr Sec Note (S)	11.375	12-31-14	750,000	738,750

PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08-01-14	605,000	663,988

Pope & Talbot, Inc.,
Debenture (H)	8.375	06-01-13	3,000,000	12,750
Sr Note (H)	8.375	06-01-13	5,250,000	22,313

Verso Paper Holdings LLC,
Gtd Sr Note Series B	9.125	08-01-14	1,995,000	1,835,400
Sr Sec Note (S)	11.500	07-01-14	1,415,000	1,542,350

Telecommunication Services 5.70%				88,859,956

Diversified Telecommunication Services 2.66%

AT&T, Inc.,
Sr Note	6.700	11-15-13	2,730,000	3,130,308

Axtel SAB de CV,
Sr Note (S)	9.000	09-22-19	1,705,000	1,743,363
Sr Note (S)	7.625	02-01-17	5,000,000	4,850,000

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	5,850,000	5,813,438

Citizens Communications Co.,
Sr Note	7.125	03-15-19	2,770,000	2,583,025

Digicel Group, Ltd.,
Sr Note (S)	8.250	09-01-17	3,050,000	2,981,746

Intelsat Bermuda, Ltd.,
Gtd Note (S)	11.250	02-04-17	4,660,000	4,613,400

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06-15-16	2,290,000	2,421,675
Gtd Sr Note	11.250	06-15-16	2,010,000	2,145,675

Verizon Wireless Capital LLC,
Sr Note	7.375	11-15-13	3,000,000	3,494,406

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	7,705,000	7,762,788

Wireless Telecommunication Services 3.04%

American Tower Corp.,
Sr Note	7.000	10-15-17	3,500,000	3,850,000

CC Holdings GS V LLC,
Sr Note (S)	7.750	05-01-17	2,365,000	2,500,988

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	6,815,000	7,155,750

Crown Castle International Corp.,
Sr Note	7.125	11-01-19	1,985,000	1,960,188

Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12-31-13	2,313,322	832,796

Nextel Communications, Inc.,
Gtd Note	7.375	08-01-15	8,000,000	7,400,000

NII Capital Corp.,
Gtd Sr Note (S)	10.000	08-15-16	2,025,000	2,146,500

See notes to financial statements

18	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Wireless Telecommunication Services (continued)

Rogers Cable, Inc.,
Sr Sec Note (CAD) (D)	7.250%	12-15-11	6,750,000	$7,040,172

Sprint Capital Corp.,
Gtd Sr Note	8.750	03-15-32	$6,820,000	5,839,625
Gtd Sr Note	8.375	03-15-12	8,405,000	8,594,113

Utilities 0.76%				11,866,930

Electric Utilities 0.60%

Appalachian Power Co.,
Sr Note	5.000	06-01-17	2,305,000	2,348,106

Cia de Transporte de Energia Electrica de Alta
Tension SA,
Sr Note (S)	8.875	12-15-16	835,000	684,700

Texas Competitive Electric Holdings
Comapny LLC,
Gtd Sr Note Series A	10.250	11-01-15	8,945,000	6,350,950

Multi-Utilities 0.16%

Dominion Resources, Inc.,
Sr Note	5.600	11-15-16	2,305,000	2,483,174

Convertible Bonds 1.07%				$16,663,613

(Cost $10,794,453)

Consumer Discretionary 0.95%				14,840,138

Automobiles 0.42%

Ford Motor Company,
Sr Note	4.250%	11-15-16	$3,455,000	3,934,381

TRW Automotive, Inc.,
Gtd Sr Note (S)	3.500	12-01-15	2,515,000	2,604,408

Household Durables 0.05%

Beazer Homes USA, Inc.,
Gtd Sr Note	4.625	06-15-24	930,000	831,249

Media 0.48%

Charter Communications, Inc.,
Bond (H)	6.500	10-01-27	5,955,000	2,024,700

XM Satellite Radio, Inc.,
Sr Sub Note (S)	7.000	12-01-14	7,165,000	5,445,400

Energy 0.12%				1,823,475

Oil, Gas & Consumable Fuels 0.12%

Chesapeake Energy Corp.,
Gtd Sr Bond	2.250	12-15-38	2,460,000	1,823,475

Municipal Bonds 1.09%				$17,009,682
(Cost $16,894,707)

California 0.91%				14,112,712
California State Public Works Board,
Build America Bonds, Ser G2	8.361%	10-01-34	$6,040,000	6,292,049

State of California,
Taxable Various Purposes	7.300	10-01-39	5,185,000	5,184,896
Taxable Various Purposes	6.200	10-01-19	2,595,000	2,635,767

New York 0.18%				2,896,970
City of New York,
Build America Bonds	5.206	10-01-31	3,005,000	2,896,970

See notes to financial statements

Semiannual report | Strategic Income Fund	19

		Maturity
	Rate	date	Par value	Value
Foreign Government Obligations 21.80%				$340,185,743

(Cost $310,562,570)

Foreign Government 21.80%				340,185,743
Belgium, Government of,
Bond (EUR) (D)	3.500%	03-28-15	9,500,000	14,824,198

Canada Housing Trust,
Note (CAD) (D)	4.800	06-15-12	2,340,000	2,393,655

Federal Republic of Germany,
Bond (EUR) (D)	5.000	01-04-12	8,590,000	13,866,730
Bond (EUR) (D)	4.250	07-04-18	25,430,000	41,806,239
Bond (EUR) (D)	4.000	09-10-10	7,800,000	12,007,126
Bond (EUR) (D)	3.750	01-04-19	7,582,000	12,008,418

Federative Republic of Brazil,
Sr Bond (BRL) (D)	10.250	01-10-28	77,670,000	44,243,805

Government of France,
Bond (EUR) (D)	4.750	10-25-12	10,700,000	17,425,188
Bond (EUR) (D)	4.250	04-25-19	7,805,000	12,579,357
Note (EUR) (D)	2.500	01-12-14	5,900,000	8,945,262

Government of Mexico,
Sr Bond	11.375	09-15-16	$3,800,000	5,320,000

Government of Spain,
Bond (EUR) (D)	5.400	07-30-11	8,520,000	13,650,489

New South Wales Treasury Corp.,
Sr Bond (AUD) (D)	5.500	08-01-14	18,339,000	16,797,416
Bond (AUD) (D)	6.000	05-01-12	27,337,000	25,602,019

Norwegian Government,
Bond (NOK) (D)	5.000	05-15-15	92,202,000	17,441,536
Bond (NOK) (D)	4.500	05-22-19	61,486,000	11,335,805

Ontario School Boards Financing Corp.,
Debenture (CAD) (D)	6.250	10-19-16	8,485,000	9,287,111

Province of Ontario,
Debenture (CAD) (D)	4.500	03-08-15	8,915,000	9,137,410
Note (NZD) (D)	6.250	06-16-15	30,690,000	22,428,893
Note (CAD) (D)	4.750	06-02-13	14,000,000	14,406,045

Province of Quebec,
Debenture (CAD) (D)	5.250	10-01-13	14,000,000	14,679,041

		Maturity
	Rate	date	Par value	Value
Term Loans 3.14%				$48,933,282

(Cost $42,849,313)

Consumer Discretionary 1.73%				26,997,141

Auto Components 0.75%

Lear Corp.	5.000%	04-25-12	$10,155,056	11,779,865

Hotels, Restaurants & Leisure 0.14%

East Valley Tourist Development Authority	12.000	08-06-12	502,421	346,671

Greektown Holdings LLC	9.750	12-31-09	1,841,166	1,843,780

Media 0.57%

Dex Media West LLC	7.00	10-24-14	2,591,975	2,326,298

Idearc, Inc. (T)	Zero	11-17-14	13,644,600	6,544,537

See notes to financial statements

20	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Specialty Retail 0.27%

Michaels Stores, Inc.	2.563%	10-31-13	$4,830,204	$4,155,990

Financials 0.08%				1,137,598

Real Estate Management & Development 0.08%

Realogy Corp.	13.500	10-16-17	1,105,000	1,137,598

Health Care 0.10%				1,556,969

Health Care Equipment & Supplies 0.10%

Bausch & Lomb, Inc. (EUR) (D)	3.989	04-11-15	1,117,200	1,556,969

Industrials 0.82%				12,825,324

Airlines 0.72%

Delta Airlines, Inc.	3.534	04-30-14	$10,012,734	8,121,038

US Airways Group, Inc.	2.781	03-26-14	4,756,061	3,118,192

Commercial Services & Supplies 0.10%

Quebecor World Capital Corp.	6.636	07-10-12	1,582,138	1,586,094

Materials 0.41%				6,416,250

Paper & Forest Products 0.41%

AbitibiBowater, Inc.	11.000	06-30-10	7,375,000	6,416,250

			Shares	Value
Common Stocks 1.69%				$26,430,871

(Cost $31,557,175)

Consumer Discretionary 0.91%				14,201,996

Auto Components 0.31%

Lear Corp.			77,743	4,897,032

Hotels, Restaurants & Leisure 0.00%

Fontainebleau Resorts LLC, Class A (I)			67,568	—

Media 0.60%

Sirius XM Radio, Inc. (I)			14,769,784	9,304,964

Consumer Staples 0.54%				8,388,205

Food & Staples Retailing 0.54%

CVS Caremark Corp.			270,500	8,388,205

Financials 0.13%				2,129,840

Commercial Banks 0.13%

Citizens Republic Banking Corp., Inc. (W)			3,803,286	2,129,840

Materials 0.04%				667,823

Containers & Packaging 0.04%

Pactiv Corp. (I)			27,426	667,823

Telecommunication Services 0.07%				1,043,007

Diversified Telecommunication Services 0.05%

Chunghwa Telecom Company, Ltd., SADR			32,447	577,232

Colt Telecom Group SA			31,242	63,292

Deutsche Telekom AG, SADR			8,253	122,557

Manitoba Telecom Services, Inc.			910	27,761

Wireless Telecommunication Services 0.02%

USA Mobility, Inc.			25,267	252,165

See notes to financial statements

Semiannual report | Strategic Income Fund	21

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations 11.98%				$186,917,770

(Cost $106,942,370)

Collateralized Mortgage Obligations 11.98%				186,917,770
American Home Mortgage Assets,
Series 2006-6, Class XP IO	3.011%	12-25-46	$60,366,928	2,716,512

American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078	05-25-47	35,103,783	2,172,047

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	1,304,275

Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4	5.414	09-10-47	11,640,000	11,010,221

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.456	08-25-36	2,070,679	1,019,912

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class A4 (P)	5.399	07-15-44	10,270,000	10,322,233

Countrywide Alternative Loan Trust,
Series 2004-28CB, Class 3A1	6.000	01-25-35	8,662,558	7,931,655
Series 2006-OA12, Class X IO	3.262	09-20-46	27,643,910	1,192,144
Series 2007-25, Class 1A2	6.500	11-25-37	6,024,938	3,796,652
Series 2005-59, Class 2X IO	2.826	11-20-35	34,411,296	1,023,736

Crown Castle Towers LLC,
Series 2006-1A, Class G (S)	6.795	11-15-36	3,835,000	3,911,700
Series 2006-1A, Class F (S)	6.650	11-15-36	3,210,000	3,258,150

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	2,755,000	2,312,657

Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 (P)	2.520	03-19-45	97,817,156	3,973,822
Series 2005-AR1, Class X2 (P)	2.831	03-19-45	65,017,006	2,641,316

Federal Home Loan Mortgage Corp.,
Series 3154, Class PM	5.500	05-15-34	13,001,810	14,110,494
Series 3228, Class PL	5.500	10-15-34	25,320,000	27,435,529

Federal National Mortgage Association,
Series 2006-117, Class PD	5.500	07-25-35	16,925,000	18,252,714
Series 2006-65, CLass TE	5.500	05-25-35	6,470,000	7,051,575
Series 2006-84, Class MP	5.500	08-25-35	7,905,000	8,633,084

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	3,907,644	2,983,242

Global Tower Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	1,840,000	1,672,602

Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A2 (P)	0.596	10-25-45	5,088,765	1,725,263
Series 2006-AR1, Class A2A (P)	0.606	02-25-36	2,899,606	795,809

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4 (P)	6.116	07-10-38	9,865,000	8,957,221

Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO	2.672	09-19-35	31,153,983	1,182,879
Series 2006-SB1, Class A1A (P)	1.482	12-19-36	5,226,945	1,885,330
Series 2007-3, Class ES IO	0.350	05-19-47	74,455,111	698,017
Series 2007-4, Class ES IO	0.350	07-19-47	77,818,416	729,548
Series 2007-6, Class ES (S) IO	0.342	08-19-37	57,459,863	538,686

Harborview NIM Corp.,
Series 2007-3A, Class N1 (S)	6.654	05-19-37	34,143	—

See notes to financial statements

22	Strategic Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	2.699%	10-25-36	$73,578,831	$2,251,512
Series 2005-AR18, Class 2X IO	2.427	10-25-36	83,363,873	2,600,953

Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A (P)	6.110	11-25-34	5,514,162	5,214,729

Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1 (P)	5.737	04-25-37	8,895,858	5,988,784

Washington Mutual, Inc.,
Series 2005-AR13, Class X IO	1.961	10-25-45	179,574,895	4,713,841
Series 2007-OA5, Class 1XPP IO	0.851	06-25-47	196,099,726	2,267,403
Series 2007-OA6, Class 1XPP IO	0.796	07-25-47	114,588,976	1,145,890
Series 2005-AR13, Class B1 (P)	0.836	10-25-45	5,101,509	562,476
Series 2005-AR6, Class B1 (P)	0.836	04-25-45	8,168,745	819,041

Wells Fargo Mortgage Backed Securities Trust,
Ser 2006-AR12, Class 1A1 (P)	6.026	09-25-36	7,906,329	6,114,116

		Maturity
	Rate	date	Par value	Value

Asset Backed Securities 0.86%				$13,447,209

(Cost $16,338,753)

Asset Backed Securities 0.86%				13,447,209
DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779%	06-20-31	$2,460,000	2,351,735

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	5,660,000	4,414,800
Series 2007-1, Class A2 (S)	5.261	04-25-37	6,055,000	5,195,075

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.596	11-25-35	1,258,363	420,809
Series 2006-2N, Class 1A2 (P)	0.576	02-25-46	5,269,253	1,064,790

Notional par/		Excercise	Expiration
Issuer	contracts	price	date	Value

Options Purchased 0.01%				$113,564

(Cost $5,601,308)

Financials 0.01%				113,564
Comcast Corp. (Call)	7,000	$25.00	01-16-10	35,000

Currency CAD (Call)	27,400,000	1.30	02-25-10	14,960

Currency CAD (Put)	27,890,000	1.30	04-01-10	46,660

Currency EUR (Call)	65,000,000	1.25	01-29-10	15,080

Currency EUR (Put)	52,000,000	1.29	12-02-09	78

Currency JPY (Call)	53,000,000	110.00	03-12-10	1,166

Currency JPY (Put)	51,700,000	115.00	04-01-10	620

See notes to financial statements

Semiannual report | Strategic Income Fund	23

			Shares	Value

Warrants 0.03%				$512,248

(Cost $318,534)

Consumer Discretionary 0.03%				512,248

Auto Components 0.03%

Lear Corp. (Expiration date 11-09-2014; strike price $0.01) (I)			10,367	511,404

Media 0.00%

Virgin Media, Inc. (Expiration date 01-10-2011; strike price $105.17) (I)			28,043	844

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 1.63%				$25,317,000

(Cost $25,317,000)

Repurchase Agreement 0.05%				817,000
Repurchase Agreement with State Street Corp.
dated 11-30-09 at 0.05% to be repurchased
at $817,001 on 12-01-2009, collateralized
by $835,000 Federal Home Loan Bank ,
zero coupon due 12-08-2009 (valued at
$834,583, including interest).	0.050%	12-01-09	$817,000	817,000

U.S. Government Agency 1.58%				24,500,000
Federal Home Loan Bank,
Discount Note	0.020	12-01-09	24,500,000	24,500,000

Total investments (Cost $1,488,735,139)† 99.10%			$1,546,119,810

Other assets and liabilities, net 0.90%				$14,061,292

Total net assets 100.00%			$1,560,181,102

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – Euro
IDR – Indonesian Rupiah
NZD – New Zealand Dollar
NOK – Norwegian Krone

BKNT Bank Note

EMTN European Medium Term Note

GMTN Global Medium Term Note

Gtd Guaranteed

IO Interest Only Security— Interest Tranche of Stripped Mortgage Pool

MTN Medium-Term Note

NIM Net Interest Margin

PIK Paid In Kind

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipts

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Issuer filed for protection under the Federal Bankruptcy Code and/or is in default of interest payment.

See notes to financial statements

24	Strategic Income Fund | Semiannual report

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $308,662,331 or 19.870% of the net assets of the Fund as of November 30, 2009.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(W) The Fund owns 5% or more of the outstanding voting securities of the issuer (See Note 9).

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,492,198,527. Net unrealized appreciation aggregated $53,921,283, of which $149,631,465 related to appreciated investment securities and $95,710,182 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Strategic Income Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,486,205,759)	$1,543,989,970
Investments in affiliated issuers, at value (Cost $2,529,380)	$2,129,840

Total investments, at value (Cost $1,488,735,139)	1,546,119,810
Cash	997
Foreign currency, at value (Cost $725,783)	729,479
Cash held at broker for futures contracts	6,429,638
Receivable for investments sold	397,177
Receivable for forward foreign currency exchange contracts (Note 3)	22,246,034
Receivable for fund shares sold	5,228,940
Dividends and interest receivable	30,471,912
Other receivables and prepaid assets	216,361

Total assets	1,611,840,348

Liabilities

Payable for investments purchased	4,675,795
Payable for delayed delivery securities purchased	3,008,063
Payable for forward foreign currency exchange contracts (Note 3)	40,097,668
Payable for fund shares repurchased	641,475
Payable for options written, at value (Premiums received, $1,418,507) (Note 3)	61,620
Payable for futures variation margin	117,436
Distributions payable	2,466,850
Payable to affiliates
Accounting and legal services fees	31,723
Transfer agent fees	375,339
Distribution and service fees	7,324
Trustees’ fees	3,253
Management fees	166
Other liabilities and accrued expenses	172,534

Total liabilities	51,659,246

Net assets

Capital paid-in	$1,718,263,139
Undistributed net investment income	40,618,825
Accumulated net realized loss on investments, futures contracts, written
options and foreign currency transactions	(237,732,941)
Net unrealized appreciation on investments, futures contracts, written
options and translation of assets and liabilities in foreign currencies	39,032,079

Net assets	$1,560,181,102

See notes to financial statements

26	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($997,322,580 ÷ 160,120,692 shares)[1]	$6.23
Class B ($142,011,904 ÷ 22,797,349 shares)[1]	$6.23
Class C ($309,454,754 ÷ 49,683,047 shares)	$6.23
Class I ($104,936,309 ÷ 16,883,770 shares)	$6.22
Class R1 ($6,139,559 ÷ 985,623 shares)	$6.23
Class R3 ($27,841 ÷ 4,481 shares)	$6.21
Class R4 ($27,842 ÷ 4,481 shares)	$6.21
Class R5 ($260,313 ÷ 41,846 shares)	$6.22

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$6.52

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Strategic Income Fund	27

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$56,550,802
Dividends	140,955
Less foreign taxes withheld	(18,486)

Total investment income	56,673,271

Expenses

Investment management fees (Note 5)	2,443,434
Distribution and service fees (Note 5)	3,292,002
Accounting and legal services fees	135,670
Transfer agent fees (Note 5)	1,068,968
Trustees’ fees (Note 6)	62,663
State registration fees	13,321
Printing and postage fees	111,815
Professional fees	133,867
Custodian fees	123,556
Other	10,792

Total expenses	7,396,088
Less expense reductions (Note 5)	(83,687)

Net expenses	7,312,401

Net investment income	49,360,870

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(402,233)
Financial futures contracts (Note 3)	(8,172,409)
Written options (Note 3)	1,323,678
Foreign currency transactions	(42,151,171)
(49,402,135)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	168,970,463
Investments in affiliated issuers	(399,540)
Financial futures contracts (Note 3)	(2,074,670)
Written options (Note 3)	626,971
Translation of assets and liabilities in foreign currencies	15,146,686

182,269,910

Net realized and unrealized gain	132,867,775

Increase in net assets from operations	$182,228,645

See notes to financial statements

28	Strategic Income Fund | Semiannual report

F I N A N C I A L S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-09	ended
	(Unaudited)	5-31-09

Increase (decrease) in net assets

From operations
Net investment income	$49,360,870	$72,054,532
Net realized gain (loss)	(49,402,135)	35,987,951
Change in net unrealized appreciation (depreciation)	182,269,910	(149,114,408)

Increase (decrease) in net assets resulting from operations	182,228,645	(41,071,925)

Distributions to shareholders
From net investment income
Class A	(32,228,784)	(49,619,209)
Class B	(4,719,642)	(9,660,228)
Class C	(8,611,956)	(11,545,185)
Class I	(2,793,409)	(1,664,925)
Class R1	(196,584)	(319,683)
Class R3	(957)	(44)
Class R4	(997)	(45)
Class R5	(1,371)	(46)
From net realized gain
Class A	—	(16,093,386)
Class B	—	(3,528,378)
Class C	—	(4,092,123)
Class I	—	(448,575)
Class R1	—	(105,882)

Total distributions	(48,553,700)	(97,077,709)

From Fund share transactions (Note 7)	324,381,455	79,270,373

Total increase (decrease)	458,056,400	(58,879,261)

Net assets

Beginning of period	1,102,124,702	1,161,003,963

End of period	$1,560,181,102	$1,102,124,702

Undistributed net investment income	$40,618,825	$39,811,655

See notes to financial statements

Semiannual report | Strategic Income Fund	29

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05

Per share operating performance

Net asset value, beginning of period	$5.61	$6.40	$6.61	$6.81	$6.99	$6.69
Net investment income[2]	0.23	0.41	0.40	0.32	0.30	0.31
Net realized and unrealized gain (loss)
on investments	0.61	(0.64)	(0.15)	0.07	—	0.39
Total from investment operations	0.84	(0.23)	0.25	0.39	0.30	0.70
Less distributions
From net investment income	(0.22)	(0.42)	(0.40)	(0.35)	(0.34)	(0.36)
From net realized gain	—	(0.14)	(0.06)	(0.24)	(0.14)	(0.04)
Total distributions	(0.22)	(0.56)	(0.46)	(0.59)	(0.48)	(0.40)
Net asset value, end of period	$6.23	$5.61	$6.40	$6.61	$6.81	$6.99
Total return (%)[3]	15.24[4]	(3.06)	3.93	5.98	4.38	10.58

Ratios and supplemental data

Net assets, end of period (in millions)	$997	$720	$765	$784	$818	$764
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.93[6]	0.90	0.87	0.88	0.90
Expenses net of fee waivers	0.91[5]	0.93[6]	0.90	0.87	0.88	0.90
Expenses net of fee waivers and credits	0.91[5]	0.93[6]	0.90	0.87	0.88	0.90
Net investment income	7.58[5]	7.23	6.00	4.80	4.26	4.48
Portfolio turnover (%)	28	43	52	118	52	29

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

30	Strategic Income Fund | Semiannual report

CLASS B SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05

Per share operating performance

Net asset value, beginning of period	$5.61	$6.40	$6.61	$6.81	$6.99	$6.69
Net investment income[2]	0.21	0.37	0.35	0.27	0.25	0.26
Net realized and unrealized gain (loss)
on investments	0.61	(0.64)	(0.14)	0.07	0.01	0.39
Total from investment operations	0.82	(0.27)	0.21	0.34	0.26	0.65
Less distributions
From net investment income	(0.20)	(0.38)	(0.36)	(0.30)	(0.30)	(0.31)
From net realized gain	—	(0.14)	(0.06)	(0.24)	(0.14)	(0.04)
Total distributions	(0.20)	(0.52)	(0.42)	(0.54)	(0.44)	(0.35)
Net asset value, end of period	$6.23	$5.61	$6.40	$6.61	$6.81	$6.99
Total return (%)[3]	14.84[4]	(3.73)	3.21	5.27	3.67	9.81

Ratios and supplemental data

Net assets, end of period (in millions)	$142	$131	$184	$242	$350	$460
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[5]	1.63[6]	1.60	1.54	1.57	1.60
Expenses net of fee waivers	1.61[5]	1.63[6]	1.60	1.54	1.57	1.60
Expenses net of fee waivers and credits	1.61[5]	1.63[6]	1.60	1.54	1.57	1.60
Net investment income	6.89[5]	6.51	5.27	4.12	3.57	3.79
Portfolio turnover (%)	28	43	52	118	52	29

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05

Per share operating performance

Net asset value, beginning of period	$5.61	$6.40	$6.61	$6.81	$6.99	$6.69
Net investment income[2]	0.21	0.37	0.35	0.27	0.25	0.26
Net realized and unrealized gain (loss)
on investments	0.61	(0.64)	(0.14)	0.07	—	0.39
Total from investment operations	0.82	(0.27)	0.21	0.34	0.25	0.65
Less distributions
From net investment income	(0.20)	(0.38)	(0.36)	(0.30)	(0.29)	(0.31)
From net realized gain	—	(0.14)	(0.06)	(0.24)	(0.14)	(0.04)
Total distributions	(0.20)	(0.52)	(0.42)	(0.54)	(0.43)	(0.35)
Net asset value, end of period	$6.23	$5.61	$6.40	$6.61	$6.81	$6.99
Total return (%)[3]	14.85[4]	(3.73)	3.21	5.24	3.65	9.81

Ratios and supplemental data

Net assets, end of period (in millions)	$309	$201	$193	$219	$270	$282
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[5]	1.63[6]	1.60	1.57	1.58	1.60
Expenses net of fee waivers	1.60[5]	1.63[6]	1.60	1.57	1.58	1.60
Expenses net of fee waivers and credits	1.60[5]	1.63[6]	1.60	1.57	1.58	1.60
Net investment income	6.86[5]	6.53	5.29	4.10	3.56	3.79
Portfolio turnover (%)	28	43	52	118	52	29

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

Semiannual report | Strategic Income Fund	31

CLASS I SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05

Per share operating performance

Net asset value, beginning of period	$5.59	$6.40	$6.61	$6.81	$6.99	$6.69
Net investment income[2]	0.24	0.42	0.42	0.34	0.32	0.33
Net realized and unrealized gain (loss)
on investments	0.63	(0.65)	(0.14)	0.07	0.01	0.39
Total from investment operations	0.87	(0.23)	0.28	0.41	0.33	0.72
Less distributions
From net investment income	(0.24)	(0.44)	(0.43)	(0.37)	(0.37)	(0.38)
From net realized gain	—	(0.14)	(0.06)	(0.24)	(0.14)	(0.04)
Total distributions	(0.24)	(0.58)	(0.49)	(0.61)	(0.51)	(0.42)
Net asset value, end of period	$6.22	$5.59	$6.40	$6.61	$6.81	$6.99
Total return (%)[3]	15.69[4]	(3.03)	4.33	6.38	4.78	11.00

Ratios and supplemental data

Net asset value, end of period (in millions)	$105	$45	$13	$16	$13	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53[5]	0.57[6]	0.51	0.49	0.49	0.53
Expenses net of fee waivers	0.52[5]	0.57[6]	0.51	0.49	0.49	0.53
Expenses net of fee waivers and credits	0.52[5]	0.57[6]	0.51	0.49	0.49	0.53
Net investment income	7.90	7.70	6.35	5.19	4.64	4.85
Portfolio turnover (%)	28	43	52	118	52	29

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Annualized

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	11-30-09[1]	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05

Per share operating performance

Net asset value, beginning of year	$5.61	$6.40	$6.61	$6.81	$6.99	$6.69
Net investment income[2]	0.22	0.38	0.37	0.29	0.28	0.29
Net realized and unrealized gain (loss)
on investments	0.61	(0.64)	(0.14)	0.07	—	0.39
Total from investment operations	0.83	(0.26)	0.23	0.36	0.28	0.68
Less distributions
From net investment income	(0.21)	(0.39)	(0.38)	(0.32)	(0.32)	(0.34)
From net realized gain	—	(0.14)	(0.06)	(0.24)	(0.14)	(0.04)
Total distributions	(0.21)	(0.53)	(0.44)	(0.56)	(0.46)	(0.38)
Net asset value, end of period	$6.23	$5.61	$6.40	$6.61	$6.81	$6.99
Total return (%)[3]	15.04[4]	(3.44)	3.46	5.58	4.07	10.36

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$5	$5	$5	$4	$1
Expenses before reductions	1.29[5]	1.33	1.35	1.26	1.19	1.08
Expenses net of fee waivers	1.28[5]	1.33	1.35	1.26	1.19	1.08
Expenses net of fee waivers and credits	1.28[5]	1.33	1.35	1.26	1.19	1.08
Net investment income	7.23[5]	6.81	5.54	4.44	4.00	4.29
Portfolio turnover (%)	28	43	52	118	52	29

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Annualized

See notes to financial statements

32	Strategic Income Fund | Semiannual report

CLASS R3 SHARES Period ended	11-30-09[1]	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$5.59	$5.58
Net investment income[3]	0.22	0.01
Net realized and unrealized gain on investments	0.61	0.01
Total from investment operations	0.83	0.02
Less distributions
From net investment income	(0.21)	(0.01)
Total distributions	(0.21)	(0.01)
Net asset value, end of period	$6.21	$5.59
Total return (%)[4,5,6]	15.09	0.36

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.33[8]	3.49[8]
Expenses net of fee waivers	1.25[8]	1.25[8]
Expenses net of fee waivers and credits	1.25[8]	1.25[8]
Net investment income	7.42[8]	6.02[8]
Portfolio turnover (%)	28	43

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Period from 5-22-09 (inception date) to 5-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

CLASS R4 SHARES Period ended	11-30-09[1]	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$5.59	$5.58
Net investment income[3]	0.23	0.01
Net realized and unrealized gain on investments	0.61	0.01
Total from investment operations	0.84	0.02
Less distributions
From net investment income	(0.22)	(0.01)
Total distributions	(0.22)	(0.01)
Net asset value, end of period	$6.21	$5.59
Total return (%)[4,5,6]	15.26	0.36

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.08[8]	3.25[8]
Expenses net of fee waivers	0.95[8]	0.95[8]
Expenses net of fee waivers and credits	0.95[8]	0.95[8]
Net investment income	7.71[8]	6.32[8]
Portfolio turnover (%)	28	43

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Period from 5-22-09 (inception date) to 5-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund	33

CLASS R5 SHARES Period ended	11-30-09[1]	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$5.59	$5.58
Net investment income[3]	0.27	0.01
Net realized and unrealized gain on investments	0.59	0.01
Total from investment operations	0.86	0.02
Less distributions
From net investment income	(0.23)	(0.01)
Total distributions	(0.23)	(0.01)
Net asset value, end of period	$6.22	$5.59
Total return (%)[4,5,6]	15.62	0.36

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31[8]	3.00[8]
Expenses net of fee waivers	0.64[8]	0.65[8]
Expenses net of fee waivers and credits	0.64[8]	0.65[8]
Net investment income	8.92[8]	6.62[8]
Portfolio turnover (%)	28	43

1 Semiannual period from 6-1-09 to 11-30-09. Unaudited.

2 Period from 5-22-09 (inception date) to 5-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

34	Strategic Income Fund | Semiannual report

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and its affiliates owned 100%, 100%, and 11% of the shares of beneficial interest of Class R3, Class R4 and Class R5 shares, respectively, of the Fund on November 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, where there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC,

Semiannual report | Strategic Income Fund	35

is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36	Strategic Income Fund | Semiannual report

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	11/30/09	QUOTED PRICE	INPUTS	INPUTS

U.S. Government & Agency	$87,643,071	—	$87,643,071	—
Obligations

Corporate Bonds	782,945,757	—	757,748,389	$25,197,368

Convertible Bonds	16,663,613	—	11,218,213	5,445,400

Municipal Bonds	17,009,682	—	17,009,682	—
Foreign Government	340,185,743	—	340,185,743	—
Obligations

Term Loans	48,933,282	—	48,137,768	795,514

Common Stocks	26,430,871	$26,367,579	63,292	—
Collateralized Mortgage	186,917,770	—	157,069,464	29,848,306
Obligations

Asset Backed Securities	13,447,209	—	9,032,409	4,414,800

Purchased Options	113,564	35,000	78	78,486

Warrants	512,248	844	—	511,404

Short-Term Investments	25,317,000	—	25,317,000	—

Total investments in
securities	1,546,119,810	26,403,423	1,453,425,109	66,291,278
Other Financial
Instruments	($61,620)			($61,620)

Total	$1,546,058,190	$26,403,423	$1,453,425,109	$66,229,658

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				COLLAT-					OTHER
		CON-		ERALIZED	ASSET				FINANCIAL
	CORPORATE	VERTIBLE	TERM	MORTGAGE	BACKED	PURCHASED		COMMON	INSTRU-
	BONDS	BONDS	LOANS	OBLIGATIONS	SECURITIES	OPTIONS	WARRANTS	STOCK	MENTS	TOTALS

Balance as
of 5/31/09	$3,906,213	$2,111,506	$236,478	$18,749,981	$2,490,400	$1,071,389	—	$101,291	($688,591)	$27,978,667
Accrued
discount/
premiums	143,666	140,917	—	5	1	—	—	—	—	284,589
Realized
gain (loss)	837,709	—	—	938,626	—	—	—	—	—	1,776,335
Change in
unrealized
appreciation
(depreciation)	(41,475)	2,554,163	4,825	14,358,891	1,924,399	(2,022,502)	$220,913	(101,291)	626,971	17,524,894
Net
purchases
(sales)	20,302,105	638,814	554,211	(2,939,278)	—	1,029,599	290,491	—	—	19,875,942
Net transfers
in and/out of
Level 3	49,150	—		(1,259,919)	—	—	—	—	—	(1,210,769)

Balance as
of 11/30/09	$25,197,368	$5,445,400	$795,514	$29,848,306	$4,414,800	$78,486	$511,404	$—	($61,620)	$66,229,658

Semiannual report | Strategic Income Fund	37

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the six months ended November 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

38	Strategic Income Fund | Semiannual report

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Term loans

The Fund’s ability to receive payments of principal and interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a term loan, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Because a significant percent of term loans are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower. The Fund may have limited rights to enforce the terms of an underlying term loan. Fees associated with loan amendments are accrued daily. At November 30, 2009, the total principal amount and market value of unfunded commitments totaled $13,644,600 and $6,544,537, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the Fund.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Semiannual report | Strategic Income Fund	39

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $136,699,859 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $54,670,046, May 31, 2011 — $29,326,320, May 31, 2012 —$24,542,934, May 31, 2013 — $21,276,412, May 31, 2015 — $6,219,755 and May 31, 2016 — $664,392.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. During the year ended May 31, 2009, the tax character of distributions paid was ordinary income of $97,077,709. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies, swaps and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

40	Strategic Income Fund | Semiannual report

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the six-month period ended November 30, 2009, the Fund held written options with notional values that have ranged from $13,491,805 to $65,000,000, and the Fund used foreign currency options to gain exposure to foreign currency. In addition, the Fund used options to generate potential gains, hedge against anticipated currency exchange rates and to maintain the liquidity and diversity of the portfolio.

The following summarizes the written options activity during six-month period ended November 30, 2009 and the contracts held at period end:

		PREMIUMS
	NOTIONAL	RECEIVED
	AMOUNT	(PAID)

Outstanding, beginning of period	55,290,000	1,418,507
Options written	155,800,000	1,323,678
Option closed	—	—
Options exercised	—	—
Options expired	(155,800,000)	(1,323,678)
Outstanding, end of period	55,290,000	1,418,507

Summary of written options on securities outstanding on November 30, 2009:

NAME	NOTIONAL	EXERCISE	EXPIRATION
OF ISSUER	AMOUNT	PRICE	DATE	VALUE

CALLS

Canadian Dollar	27,400,000	$1.30	Feb 2010	($14,960)
PUTS

Canadian Dollar	27,890,000	$1.30	Apr 2010	(46,660)
Total	55,290,000			($61,620)

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund may use futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the

Semiannual report | Strategic Income Fund	41

change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended November 30, 2009, the Fund held futures contracts with notional values that have ranged from $14,200,000 to $187,900,000, and the Fund used futures to hedge against anticipated interest rate changes.

The following summarizes the futures held by the Fund at November 30, 2009:

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. 10-Year Treasury
Note Future	1,879	Short	Mar 2010	($225,362,563)	($2,074,670)
				($225,362,563)	($2,074,670)

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the six-month period ended November 30, 2009, the Fund held foreign forward currency contracts with notional values that have ranged from $558,087 to $279,997,866, and the Fund used foreign currency exchange contracts to gain exposure to foreign currency. In addition, the Fund used foreign currency exchange contracts to enhance potential gains, hedge against anticipated currency exchange rates and to maintain the liquidity and diversity of the portfolio.

42	Strategic Income Fund | Semiannual report

The following summarizes the foreign forward currency contracts that the Fund held as of November 30, 2009:

	PRINCIPAL	PRINCIPAL AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Buys
Australian Dollar	11,200,000	$10,199,059	1-29-10	$485,304
Australian Dollar	22,900,000	20,853,434	1-29-10	(95,488)
Australian Dollar	17,000,000	15,480,715	1-29-10	802,070
Australian Dollar	11,000,000	10,016,933	1-29-10	518,986
Australian Dollar	43,700,000	39,794,544	1-29-10	79,547
Canadian Dollar	21,554,540	20,423,273	1-29-10	(213,943)
Canadian Dollar	65,787,710	62,334,912	1-29-10	341,194
Canadian Dollar	275,694,510	261,224,978	1-29-10	4,451,975
Canadian Dollar	43,116,640	40,853,709	1-29-10	(116,112)
Canadian Dollar	10,181,020	9,646,680	1-29-10	(57,234)
Canadian Dollar	3,245,000	3,074,690	1-29-10	(76,714)
Canadian Dollar	30,795,030	29,178,786	1-29-10	(221,214)
Canadian Dollar	41,108,577	38,951,037	1-29-10	251,037
Canadian Dollar	24,000,000	22,740,386	1-29-10	81,775
Euro Currency	41,700,000	62,601,538	1-29-10	1,429,679
Euro Currency	56,800,000	85,270,201	1-29-10	2,311,011
Euro Currency	14,000,000	21,017,303	1-29-10	479,988
Euro Currency	22,800,000	34,228,179	1-29-10	528,634
Euro Currency	11,400,000	17,114,090	1-29-10	264,317
Euro Currency	62,500,000	93,827,245	1-29-10	1,591,618
Euro Currency	43,800,000	65,754,134	1-29-10	489,652
Euro Currency	135,700,000	203,717,715	1-29-10	2,369,130
Euro Currency	56,000,000	84,069,212	1-29-10	1,192,604
Euro Currency	24,700,000	37,080,527	1-29-10	363,322
Euro Currency	29,600,000	44,436,583	1-29-10	114,135
Pound Sterling	35,998,174	59,198,404	1-29-10	280,240
Pound Sterling	50,594,418	83,201,688	1-29-10	(696,559)
Pound Sterling	3,800,000	6,249,037	1-29-10	(85,373)
Japanese Yen	3,029,291,300	35,055,504	1-29-10	1,623,308
Japanese Yen	1,508,188,000	17,453,023	1-29-10	808,194
New Zealand Dollar	34,593,940	24,675,153	1-29-10	(1,033,340)
New Zealand Dollar	24,500,000	17,475,351	1-29-10	(562,596)
New Zealand Dollar	42,600,000	30,385,713	1-29-10	(831,563)
New Zealand Dollar	22,700,000	16,191,448	1-29-10	(578,176)
New Zealand Dollar	28,700,000	20,471,126	1-29-10	(1,131,077)
				$15,158,331

Semiannual report | Strategic Income Fund	43

	PRINCIPAL	PRINCIPAL AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Sells
Australian Dollar	58,502,203	$33,602,258	1-29-10	($170,061)
Australian Dollar	28,000,000	25,497,648	1-29-10	210,845
Australian Dollar	39,457,577	35,931,266	1-29-10	(1,839,919)
Canadian Dollar	66,807,570	63,301,246	1-29-10	(2,129,387)
Canadian Dollar	90,973,152	86,198,523	1-29-10	(3,239,334)
Canadian Dollar	9,963,720	9,440,785	1-29-10	4,364
Canadian Dollar	589,000	558,087	1-29-10	(5,658)
Canadian Dollar	88,648,385	83,995,769	1-29-10	(1,395,769)
Canadian Dollar	11,000,000	10,422,677	1-29-10	(93,165)
Canadian Dollar	225,239,142	213,417,706	1-29-10	(2,716,919)
Canadian Dollar	22,412,180	21,235,901	1-29-10	(698,586)
Euro Currency	14,000,000	21,017,303	1-29-10	(380,087)
Euro Currency	41,900,000	62,901,785	1-29-10	(908,067)
Euro Currency	174,500,000	261,965,669	1-29-10	(5,192,666)
Euro Currency	28,000,000	42,034,606	1-29-10	(1,064,785)
Euro Currency	39,700,000	59,599,066	1-29-10	(680,902)
Euro Currency	55,800,000	83,768,965	1-29-10	129,282
Euro Currency	43,800,000	65,754,134	1-29-10	(179,840)
Euro Currency	14,400,000	21,617,797	1-29-10	(260,869)
Euro Currency	58,112,465	87,240,520	1-29-10	(1,154,809)
Euro Currency	28,900,000	43,385,718	1-29-10	(514,880)
Pound Sterling	21,415,698	35,217,763	1-29-10	(1,518,218)
Pound Sterling	10,692,288	17,583,292	1-29-10	(733,519)
Pound Sterling	58,235,491	95,767,307	1-29-10	(3,531,679)
Pound Sterling	5,245,513	8,626,159	1-29-10	(33,361)
Pound Sterling	19,575,916	32,192,272	1-29-10	(974,997)
Pound Sterling	10,900,000	17,924,871	1-29-10	(60,152)
Pound Sterling	12,800,000	21,049,389	1-29-10	(31,789)
Pound Sterling	17,200,000	28,285,117	1-29-10	(162,601)
Japanese Yen	880,992,000	10,194,998	1-29-10	(481,242)
Japanese Yen	1,913,295,000	22,140,994	1-29-10	(1,192,072)
Japanese Yen	1,490,550,100	17,248,914	1-29-10	(479,290)
Japanese Yen	408,342,000	4,725,407	1-29-10	(125,407)
Japanese Yen	4,089,568,000	47,325,217	1-29-10	(2,434,240)
New Zealand Dollar	20,598,730	14,692,655	1-29-10	(14,009)
New Zealand Dollar	13,300,320	9,486,848	1-29-10	11,100
New Zealand Dollar	35,700,000	25,464,083	1-29-10	884,660
New Zealand Dollar	4,000,000	2,853,119	1-29-10	78,481
New Zealand Dollar	96,594,719	68,899,047	1-29-10	69,582
				($33,009,965)

44	Strategic Income Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category.

		FINANCIAL		LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES FAIR
	LIABILITIES LOCATION	LOCATION	FAIR VALUE	VALUE

Interest rate	Payable for futures	Futures†	—	($2,074,670)
contracts	variation margin; Net
	unrealized depreciation
	on investments, futures
	contracts, translation of
	assets and liabilities in
	foreign currencies
Foreign	Receivable and Payable	Forward foreign	$22,246,034	(40,097,668)
exchange	for forward foreign	currency contracts
contracts	currency exchange
	contracts
	Investment in	Options	2,786,241	—
	unaffiliated issuers,
	at value*
	Payable for written	Options	1,356,887	—
	options, at value
Equity contracts	Investments in	Options	35,000	—
	unaffiliated issuers,
	at value*
	Total		$26,424,162	($42,172,338)

*Purchased options are included in the Fund’s investments

†Reflects cumulative appreciation/depreciation on Futures as disclosed in Note 3. Only the year end variation margin is separately disclosed on the statements of assets and liabilities

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

				FORWARD FOREIGN
	PURCHASED	WRITTEN	FUTURES	CURRENCY
	OPTIONS	OPTIONS	CONTRACTS	CONTRACT	TOTAL

Statement of Operations
location — Net realized
gain (loss) on
Interest rate contracts			($8,172,409)		($8,172,409)
Foreign exchange
contracts	($1,354,958)	$1,323,678		($45,010,413)	($45,041,693)
Total	($1,354,958)	$1,323,678	($8,172,409)	($45,010,413)	($53,214,102)

Semiannual report | Strategic Income Fund	45

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended November 30, 2009:

				FORWARD FOREIGN
	PURCHASED	WRITTEN	FUTURES	CURRENCY
	OPTIONS	OPTIONS	CONTRACTS	CONTRACT	TOTAL

Statement of Operations
location — Change in
unrealized appreciation
(depreciation) on	—	—	—	—
Interest rate contracts	—	—	($2,074,670)	—	($2,074,670)
Equity contracts	($1,845,550)	—	—	—	(1,845,550)
Foreign exchange
contracts	—	$626,971	—	$15,548,678	16,175,649
Total	($1,845,550)	$626,971	($2,074,670)	$15,548,678	$12,255,429

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees. The investment management fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of 0.37% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended November 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Adviser has adopted Distribution Plans with respect to Class A, Class B and Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments on all classes except for Class R1 shares, which makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.50% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R1, Class R3, and Class R4 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the

46	Strategic Income Fund | Semiannual report

Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays up to 0.25%, 0.15%, 0.10% and 0.05% of the average daily net asset value of Class R1, Class R3, Class R4 and Class R5 shares, respectively, for certain record keeping and other administrative services.

The Adviser has contractually agreed through June 30, 2010, to the extent necessary to limit the total expenses of Class R3, Class R4 and Class R5 shares to 1.25%, 0.95% and 0.65%, respectively, excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage fees and interest expenses. Accordingly, the expense reductions related to this limitation amounted to $278, $284 and $297 for Class R3, Class R4 and Class R5 shares, respectively.

Class A shares are assessed up-front sales charges. During the six-month period ended November 30, 2009, the Distributor received net up-front sales charges of $2,114,365 with regard to sales of Class A shares. Of this amount, $247,005 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,834,178 was paid as sales commissions to unrelated broker-dealers and $33,182 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the six-month period ended November 30, 2009, CDSCs received by the Distributor amounted to $56,180 and $22,971 for Class B and Class C shares, respectively.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

• All classes of the Fund pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has voluntarily agreed to waive certain transfer agent expenses. The amount of this waiver for the six-month period ended November 30, 2009 was $40,564.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the period ended November 30, 2009, these fees totaled $42,264.

Class level expenses for the six-month period ended November 30, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$1,296,126	$712,802
Class B	693,345	117,878
Class C	1,281,647	208,097
Class I	—	26,996
Class R1	20,784	2,232
Class R3	67	321
Class R4	33	321
Class R5	—	321
Total	$3,292,002	$1,068,968

Note 6
Trustees’ fees

The compensation of independent Trustees is borne by the Fund. The independent Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other

Semiannual report | Strategic Income Fund	47

John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the six-month period ended November 30, 2009 and the year ended May 31, 2009, along with the corresponding dollar value.

	Six months ended 11-30-09		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	41,528,355	$249,260,144	40,910,999	$227,080,913
Distributions reinvested	3,998,900	24,214,248	9,329,086	51,061,759
Repurchased	(13,837,159)	(83,072,823)	(41,374,161)	(231,207,923)
Net increase	31,690,096	$190,401,569	8,865,924	$46,934,749

Class B shares

Sold	3,184,193	$19,080,199	3,530,788	$19,910,339
Distributions reinvested	489,528	2,959,727	1,694,127	9,256,463
Repurchased	(4,213,631)	(25,295,490)	(10,599,823)	(59,715,600)
Net decrease	(539,910)	($3,255,564)	(5,374,908)	($30,548,798)

Class C shares

Sold	16,010,629	$96,223,237	11,915,566	$65,737,651
Distributions reinvested	821,308	4,979,686	1,989,599	10,863,886
Repurchased	(3,085,756)	(18,601,294)	(8,163,534)	(45,994,053)
Net increase	13,746,181	$82,601,629	5,741,631	$30,607,484

Class I shares

Sold	10,020,637	$60,451,726	11,568,482	$61,667,764
Distributions reinvested	178,832	1,088,964	256,340	1,394,292
Repurchased	(1,314,424)	(7,921,344)	(5,911,464)	(30,961,772)
Net increase	8,885,045	$53,619,346	5,913,358	$32,100,284

Class R1 shares

Sold	238,808	$1,428,895	395,647	$2,209,176
Distributions reinvested	25,525	154,428	73,905	405,874
Repurchased	(133,882)	(800,889)	(448,789)	(2,513,412)
Net increase	130,451	$782,434	20,763	$101,638

Class R3 shares

Sold	—	—	4,481	$25,005
Net increase (decrease)	—	—	4,481	$25,005

Class R4 shares

Sold	—	—	4,481	$25,005
Net increase (decrease)	—	—	4,481	$25,005

48	Strategic Income Fund | Semiannual report

	Six months ended 11-30-09		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	37,312	$231,709	4,481	$25,006
Distributions reinvested	53	332	—	—
Net increase	37,365	$232,041	4,481	$25,006

Net increase	53,949,228	$324,381,455	15,180,211	$79,270,373

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended November 30, 2009, aggregated $622,280,083 and $295,423,574, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $45,032,214 and $73,382,440, respectively, during the six-month period ended November 30, 2009.

Note 9
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six-month period ended November 30, 2009, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value
Citizens Republic Banking Corp., Inc.
bought: 3,803,286,
sold: none	—	3,803,286	—	—	$2,129,840

Semiannual report | Strategic Income Fund	49

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Strategic Income Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark

50	Strategic Income Fund | Semiannual report

index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 5- and 10-year periods was lower than, but generally competitive with, the performance of its Category and Peer Group medians. The Board viewed favorably that the Fund’s performance for the 1-year period was higher than the performance of the Category and Peer Group medians, and inline with the performance of the Category and Peer Group medians for the 3-year period. The Board noted that the Fund’s performance for all periods under review was lower than the performance of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, as were the Peer Group and Category medians.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category and Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and inline with the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized

Semiannual report | Strategic Income Fund	51

the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

52	Strategic Income Fund | Semiannual report

More information

Trustees
Patti McGill Peterson, Chairperson
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer
Andrew G. Arnott‡
Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC

Subadviser
MFC Global Investment
 Management (U.S.), LLC

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
companies to affirm that, to the best of their
knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.

*Member of the Audit Committee

††Member of the Audit Committee effective 9-1-09

†Non-Independent Trustee

‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Strategic Income Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	910SA 11/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	January 25, 2010

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 25, 2010